Organization and Business Description (Details) $ / shares in Units, ¥ in Millions		6 Months Ended	12 Months Ended
	Apr. 03, 2023 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 27, 2020	Sep. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description [Line Items]
Registered capital						$ 880,000	¥ 6
Revenue-producing assets		$ 1,987,164	$ 2,122,335
Accumulated depreciation		1,274,721	1,165,886
Property, plant and equipment net		$ 140,000	790,000
Property, plant and equipment net			$ 956,449
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001
UFG entities [Member]
Organization and Business Description [Line Items]
Property, plant and equipment net		$ 712,443
Bakery production equipment [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		450,607	$ 561,693
Office equipment and furniture [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		101,454	116,012
Leasehold Improvements [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		$ 1,435,103	$ 1,444,630
Deen Global [Member]
Organization and Business Description [Line Items]
Percentage of equity interest		100.00%			100.00%
Xinjiang United Family [Member]
Organization and Business Description [Line Items]
Percentage of equity interest				100.00%
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Issuance of ordinary shares in initial public offerings, gross (in Shares) | shares	3,390,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
IPO [Member]
Organization and Business Description [Line Items]
Public offering price per share (in Dollars per share) | $ / shares	$ 4